Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	WX
Entity Registrant Name	WuXi PharmaTech (Cayman) Inc.
Entity Central Index Key	0001403132
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	570,489,352

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 71,368	$ 115,401
Restricted cash	2,458	1,989
Short-term investments	128,054	38,084
Accounts receivable, net of allowance of $590 and $943 for 2010 and 2011, respectively	72,736	57,041
Inventories	45,351	17,277
Other current assets	10,605	12,145
Deferred tax assets	4,528	2,979
Total current assets	335,100	244,916
Non-current assets:
Long-term investments	4,335
Goodwill	34,701	23,956
Property, plant and equipment, net	245,694	205,547
Intangible assets, net	10,568	4,254
Prepaid land use rights	5,488	5,352
Deferred tax assets	8,499	10,887
Other non-current assets	19,469	3,221
Total non-current assets	328,754	253,217
Total assets	663,854	498,133
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	28,661	263
Convertible notes-current	35,864
Accounts payable	22,803	14,800
Accrued liabilities	20,913	20,548
Deferred revenue	15,881	8,816
Advanced subsidies	6,417	4,460
Other taxes payable	2,196	2,790
Income tax payable	4,233	2,764
Other current liabilities	5,785	5,127
Total current liabilities	142,753	59,568
Non-current liabilities:
Long-term debt, excluding current portion	1,646	1,852
Advanced subsidies	3,215	2,934
Long-term payables	3,944
Convertible notes		35,864
Other non-current liabilities	6,570	5,085
Total non-current liabilities	15,375	45,735
Total liabilities	158,128	105,303
Commitments and contingencies (Note 16)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated earnings	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830
Total liabilities and equity	$ 663,854	$ 498,133

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance	$ 943	$ 590
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, issued	570,489,352	560,972,080
Ordinary shares, outstanding	570,489,352	560,972,080

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Sales revenue, services	$ 407,177	$ 334,061	$ 270,019
Cost of revenues:
Cost of services	(250,733)	(206,469)	(161,614)
Gross profit	156,444	127,592	108,405
Operating expenses:
Selling and marketing expenses	(10,271)	(9,086)	(7,447)
General and administrative expenses	(62,363)	(47,008)	(48,829)
Total operating expenses	(72,634)	(56,094)	(56,276)
Operating income	83,810	71,498	52,129
Other income, net	8,509	28,410	6,776
Interest expense	(790)	(436)	(1,068)
Interest income	6,056	1,583	1,125
Income from continuing operations before income taxes	97,585	101,055	58,962
Income tax expense	(16,606)	(10,244)	(5,530)
Income from continuing operations	80,979	90,811	53,432
Loss from discontinued operations before income taxes			(944)
Income tax benefit			386
Loss from discontinued operations			(558)
Net income	80,979	90,811	52,874
Income attributable to holders of ordinary shares
Basic	80,979	90,811	52,874
Diluted	80,979	90,811	52,874
Earnings per ordinary share from continuing operations
Basic	$ 0.14	$ 0.16	$ 0.1
Diluted	$ 0.13	$ 0.15	$ 0.09
Loss per ordinary share from discontinued operations
Basic			$ 0
Diluted			$ 0
Earnings per ordinary share
Basic	$ 0.14	$ 0.16	$ 0.1
Diluted	$ 0.13	$ 0.15	$ 0.09
Shares used in calculating basic earnings per share	567,076,049	556,338,146	543,891,797
Shares used in calculating diluted earnings per share	603,517,876	597,522,573	589,237,676
Laboratory services
Net revenues:
Sales revenue, services	332,001	294,856	249,909
Cost of revenues:
Cost of services	(197,570)	(175,116)	(145,153)
Gross profit	134,431	119,740	104,756
Manufacturing services
Net revenues:
Sales revenue, services	75,176	39,205	20,110
Cost of revenues:
Cost of services	(53,163)	(31,353)	(16,461)
Gross profit	$ 22,013	$ 7,852	$ 3,649

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid in capital	Accumulated earnings (deficit)	Accumulated other comprehensive income	Comprehensive income
Beginning Balance at Dec. 31, 2008	$ 230,876	$ 10,588	$ 324,629	$ (121,505)	$ 17,164
Beginning Balance (in shares) at Dec. 31, 2008		529,385,590
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)		(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition	(15,172)	(82)	(15,090)
Issuance of ordinary shares pursuant to share option plan (in shares)		25,344,192
Issuance of ordinary shares pursuant to share option plan	1,419	506	913
Share-based compensation expense	10,220		10,220
Cumulative translation adjustment	(84)				(84)	(84)
Net income	52,874			52,874		52,874
Ending Balance at Dec. 31, 2009	280,133	11,012	320,672	(68,631)	17,080	52,790
Ending Balance (in shares) at Dec. 31, 2009		550,609,256
Issuance of ordinary shares pursuant to share option plan (in shares)		10,362,824
Issuance of ordinary shares pursuant to share option plan	2,363	207	2,156
Share-based compensation expense	10,085		10,085
Cumulative translation adjustment	9,438				9,438	9,438
Net income	90,811			90,811		90,811
Ending Balance at Dec. 31, 2010	392,830	11,219	332,913	22,180	26,518	100,249
Ending Balance (in shares) at Dec. 31, 2010		560,972,080
Issuance of ordinary shares pursuant to share option plan (in shares)	3,751,360	9,517,272
Issuance of ordinary shares pursuant to share option plan	1,637	191	1,446
Share-based compensation expense	11,473		11,473
Cumulative translation adjustment	18,807				18,807	18,807
Net income	80,979			80,979		80,979
Ending Balance at Dec. 31, 2011	$ 505,726	$ 11,410	$ 345,832	$ 103,159	$ 45,325	$ 99,786
Ending Balance (in shares) at Dec. 31, 2011		570,489,352

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 80,979	$ 90,811	$ 52,874
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	11,473	10,085	10,220
Depreciation and amortization expense	33,997	29,208	23,973
Provision for doubtful receivables	403	10	1,606
Inventory write down	997	272	413
Loss on disposal of long-lived assets	1,362	1,384	666
Property, plant and equipment impairment			944
Loss (gain) on forward contracts marked to market	1,600	(2,258)	(481)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(14,399)	(11,497)	(10,622)
Inventories	(26,808)	(2,820)	(7,754)
Other current assets	(332)	(3,737)	1,317
Other non-current assets	237	2,888	6
Accounts payable	5,018	1,950	(905)
Accrued liabilities	(1,698)	3,006	2,781
Other taxes payable	184	(157)	(2,843)
Other current liabilities	(831)	780	1,837
Deferred revenue	6,282	4,083	1,180
Advanced subsidies	314	1,499	(564)
Deferred taxes	2,286	147	(3,205)
Net cash provided by (used in) operating activities	101,064	125,654	69,771
Investing activities:
Acquisition of businesses, net of cash acquired	(12,555)		(13,500)
Purchase of property, plant and equipment	(63,405)	(48,876)	(54,994)
Proceeds from sales of property, plant and equipment	77	28	7
Purchase of intangible assets	(605)	(543)	(271)
Change in restricted cash	(396)	(607)	(19)
Purchase of short-term investments	(280,772)	(118,177)	(54,165)
Purchase of long-term investments	(4,335)
Sales of short-term investments	196,165	103,405	46,845
Advanced subsidy received for construction	3,163	2,968	2,321
Payment for residential buildings	(15,871)
Net cash used in investing activities	(178,534)	(61,802)	(73,776)
Financing activities:
Repayment of long-term debt	(315)	(251)	(297)
Repayment of short-term bank borrowings	(27,500)	(34,374)	(59,579)
Proceeds from short-term bank borrowings	55,950		80,443
Borrowings, net of repayments, under short-term revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	29,772	(32,262)	27,986
Effect of exchange rate changes on cash and cash equivalents	3,665	3,301	(95)
Net increase (decrease) in cash and cash equivalents	(44,033)	34,891	23,886
Cash and cash equivalents at beginning of period	115,401	80,510	56,624
Cash and cash equivalents at end of period	71,368	115,401	80,510
Supplemental disclosure of cash flow information:
Cash paid for interest	(615)	(768)	(1,736)
Cash paid for income taxes	(13,226)	(9,263)	(6,090)
Non-cash investing and financing activities:
Accounts payable for purchase of property, plant and equipment	$ 6,955	$ 5,144	$ 6,850

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

WuXi PharmaTech (Cayman) Inc. (“the Company”) was incorporated under the laws of the Cayman Islands on March 16, 2007. As of December 31, 2011, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries

WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing

WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec Holding Company, Inc.	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries

WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries

WX (BVI) Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries

Kaipara Enterprises Ltd.	The Republic of Cyprus July 14, 2008	100%	Shell company

Klivia Investments Sp. Z o.o.	The Republic of Poland July 31, 2008	100%	Intermediate holding company

WuXi AppTec Biotechnology Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai AppTec(HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company

Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company

WuXi AppTec Sales, LLC. (“Sales LLC”)	United States January 19, 2011	100%	Sales company

STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company

Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical manufacturing

WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company

WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate Venture Investment fund

Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management

WuXi AppTec Biomedical Investment Management L.P. (1)	PRC July 18, 2011	100%	Investment management

WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management

WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate Venture Investment fund

WuXi AppTec Clinical Research and Regulatory Services Co. Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and Regulatory Services

Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales

Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales

Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production

Abgent Biotechnology (Suzhou) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent development and production

MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing

WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.	PRC December 16, 2011	100%	Testing Services

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies. To enhance its platform of capabilities, the Company formed investment companies and corporate venture funds to invest in technologies and life-sciences companies in 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

(e) Short-term investments

Short-term investments substantially represent held-to-maturity securities and are measured at amortized cost in the statement of financial position. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments.

(f) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Interest capitalized into property, plant and equipment was $0.2 million, $0, and $0 in 2009, 2010 and 2011, respectively. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

No goodwill impairment was recognized during the year ended December 31, 2010 and 2011.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745

Balance as of December 31, 2011	$34,701	$—	$34,701

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the amount by which the carrying value of the asset exceeds its fair value.

No impairment charge was recognized during the years ended December 31, 2010 and 2011.

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.1 million and $0.3 million for the years ended December 31, 2009, 2010 and 2011, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or small amount of compound. For fee-for-service or project basis services that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of our fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

(m) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.3 million, $0.1 million and $0.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

(n) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $6.2 million, $8.6 million and $9.9 million during the years ended December 31, 2009, 2010 and 2011, respectively. The Company recognized government subsidies for general corporate purposes of $4.4 million, $4.1 million and $6.4 million as either a reduction of general and administrative expenses or as other income and $2.4 million, $1.5 million and $1.8 million as reductions of the cost of assets acquired during the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, the Company had recorded balances of $7.4 million and $9.6 million, respectively, of advanced subsidies.

(o) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating leases expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

(p) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.3 million, $0.5 million and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, and are classified as selling and marketing expenses.

(q) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expenses have been recorded in either cost of revenues, selling and marketing expenses, or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expenses of $10.2 million, $10.1 million and $11.5 million for the years ended December 31, 2009, 2010 and 2011, respectively (see Note 11).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2009	2010	2011
Cost of revenues	2,685	3,636	3,793
Selling and marketing expenses	131	121	13
General and administrative expenses	7,404	6,328	7,667

Total	10,220	10,085	11,473

(r) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

(s) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for share options, nonvested restricted stock units and the if-converted method for convertible notes.

(t) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in local currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The Renminbi (“RMB”), the local currency of the Company’s PRC subsidiaries, is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $70.9 million and $48.2 million as of December 31, 2010 and 2011, respectively.

(u) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $3.6 million, $2.8 million and $4.7 million for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included in other income, net.

(v) Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The Company discloses this information in its statement of changes in equity and comprehensive income.

(w) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and of high quality.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(x) New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not expect ASU 2011-04 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU's do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Company will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Company's consolidated results of operations, financial position or cash flows.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect ASU 2011-08 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company will be required to adopt ASU 2011-11 as of January 1, 2013 and does not expect ASU 2011-11 to have a significant impact on its consolidated results of operations, financial position or cash flows.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3. ACQUISITIONS

Charles River Laboratories International Inc. (“Charles River”)

On April 26, 2010, the Company and Charles River, a Boston-based contract research organization, entered into an Agreement and Plan of Arrangement, referred to as an acquisition agreement. On July 29, 2010, the Company signed a termination agreement with Charles River to terminate the acquisition agreement. In accordance with the terms of the termination agreement, on July 29, 2010, the Company received a $30.0 million termination fee payment from Charles River in full satisfaction of the parties' obligations under the acquisition agreement. The termination agreement also included mutual releases of any claims and liabilities arising out of or relating to the acquisition agreement. Of the $30.0 million termination fee, $5.0 million was used to offset the merger-related costs recorded in general and administrative expenses and the remaining $25.0 million was recorded in other income, net.

Abgent Inc. and its subsidiaries (“Abgent”)

On October 14, 2011, the Company acquired Abgent, a provider of biological research reagent products and services based in Suzhou, PRC, and San Diego, United States.

The purchase price of $12.1 million includes an $ 8.8 million cash payment on the acquisition date and an additional $3.3 million, which represents the fair value of a $5.0 million contingent cash payment to be made based on the achievement of certain revenue targets over the next two years. The fair value of the contingent cash consideration was estimated using a probability-weighted discounted cash flow model. Key assumptions include probabilities assigned to revenues and a discount rate based on the Company's estimated borrowing costs.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,340
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	8,410
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

The $8.4 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names and patents under the relief-from-royalty method. This fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand name, royalty rates and estimated asset lives. Customer relationships were valued using the excess earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated life cycle and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

MedKey

On October 31, 2011, the Company acquired MedKey, two clinical research services companies based in Shanghai, PRC.

The purchase price of $4.1 million included a $3.4 million cash payment on the acquisition date and $0.7 million representing the present value of a $0.7 million cash payment due in two years from the acquisition date.

The acquisition was accounted for under acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

The $1.6 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names under the relief-from-royalty method. This fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand names, royalty rates and estimated asset lives. Customer relationships were valued using the excess earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated life cycle and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

Chemdepo

On March 30, 2011, the Company acquired Chemdepo, a U.S.—based service provider for the pharmaceutical industry. Chemdepo primarily offers radioactive chemistry compound synthesis services.

The total purchase price was $1.4 million. The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

The $0.7 million of goodwill was assigned to the laboratory services segment.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT

4. FAIR VALUE MEASUREMENT

The Company does not have any nonfinancial assets or nonfinancial liabilities that it recognizes or discloses at fair value in its financial statements on a recurring basis.

Financial assets and liabilities that are recorded at fair value on a recurring basis reflect fair value at the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,533	$—	$2,533	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of Gain (Loss) on Derivatives Recognized in Income
Derivative Type	2009	2010	2011
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income, net	$3,636	$2,773	$4,712

The Company held deliverable foreign-exchange forward contracts with a total notional value of $101.0 million and $55.0 million as of December 31, 2010 and 2011, respectively. These contracts mature in three to four months. In 2010 and 2011, the Company entered into non-deliverable foreign-exchange forward contracts with a well-known financial institution. Under such contracts, parties agree to exchange two currencies at a pre-determined rate at a specified future date without physical delivery of the currencies. A non-deliverable forward currency contract is an illiquid instrument that is not transferrable or tradable. As such, the Company will hold the instruments until the settlement date. The Company held non-deliverable forward contracts with notional value of $66.0 million and $170.5 million as of December 31, 2010 and 2011, respectively, and non-deliverable forward contract options with notional values of $30.0 million and $73.0 million as of December 31, 2010 and 2011, respectively. These contracts mature in one to twelve months from the contract date.

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2010	Deliverable foreign-exchange forward contract	$100,970	$1,518

As of December 31, 2010	Non-deliverable foreign-exchange forward contract and option	$96,000	$1,015

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contract	$55,000	$1,185

As of December 31, 2011	Non-deliverable foreign-exchange forward contract and option	$243,539	$(184)

The Company used the Black Scholes option pricing model in valuing the non-deliverable foreign exchange forward contract options. The Black Scholes model requires the inputs including the spot, forward and interest rates and market-implied volatility, which were loaded from external sources.

For the remainder of the derivative financial instruments, the Company used a discounted cash flow methodology, which requires inputs such as interest-rate yield curves and foreign exchange rates.

The significant inputs used in the aforementioned models are either directly observable or can be corroborated with market observable data and therefore the fair value measurements are classified as Level 2.

The estimated fair value of the Company’s financial instruments, including short-term investments, accounts receivables, advances to suppliers, accounts payable, income taxes payable, accrued liabilities and short-term borrowings, approximates their carrying value due to their short-term nature. At December 31, 2011, the Company’s long-term investments in privately held companies had a total fair value of $4.3 million, which approximated investment cost. The fair values of long-term borrowing as of December 31, 2010 and 2011 totaled $2.0 million and $1.7 million, respectively, amounts estimated based on discounted cash flow analyses at prevailing market rates on each valuation date. The convertible notes had a carrying value of $35.9 million as of December 31, 2010 and 2011. The fair values of these convertible notes of $46.8 million and $35.9 million as of December 31, 2010 and 2011, respectively, were determined using the present value of the loan feature and the fair value of the conversion feature computed using the Black-Scholes model.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2010	2011
Raw materials	$7,233	$12,026
Work-in-progress	7,752	19,417
Finished goods	2,292	13,908

Total	$17,277	$45,351

For the years ended December 31, 2009, 2010 and 2011, inventory was written down by $0.4 million, $0.3 million and $2.2 million, respectively, to reflect the lower of cost or market.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2010	2011
Buildings	$64,715	$71,953
Vehicles	2,008	2,684
Fixtures and equipment	146,097	178,411
Building improvements	42,465	57,284

Total	255,285	310,332
Less: Accumulated depreciation	(71,902)	(103,033)

Subtotal	183,383	207,299
Construction in progress	22,164	38,395

Property, plant and equipment, net	$205,547	$245,694

Depreciation expense was $20.4 million, $25.9 million and $31.9 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Impairment charges for property, plant and equipment were $1, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, the Company did not have any pledged property, plant and equipment to secure banking facilities granted to the Company.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

As of December 31, 2010 and 2011, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2010	2011
Cost:
Customer relationships	$9,463	$11,132
Patents	—	484
Trade names	—	3,983
Non-compete agreements	—	1,390
Software	3,269	4,176

Total	$12,732	$21,165

Accumulated amortization:
Customer relationships	(6,648)	(8,182)
Patents	—	(17)
Trade names	—	(30)
Non-compete agreements	—	(56)
Software	(1,830)	(2,312)

Total	$(8,478)	$(10,597)

Intangible assets, net	$4,254	$10,568

The Company recorded amortization expense of $3.6 million, $3.3 million and $2.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

No impairment charges for intangible assets were recorded for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table presents the total estimated amortization expense for intangible assets for the future years:

Year	Total
2012	2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577

Total	10,568

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS

8. OTHER NON-CURRENT ASSETS

	As of December 31,
	2010	2011
Deposit on residential buildings for employees	$—	$16,269
Others	3,221	3,200

Total	$3,221	$19,469

Deposit on residential buildings represents amounts the Company paid to a third-party real estate company as down payments to purchase 332 units of residential buildings that the Company expects to make available for its employees for purchase. $16.3 million had been paid as of December 31, 2011 and an additional commitment of $4.1 million is expected to be paid in 2012.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS

9. BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2010	2011
PRC
Short-term bank borrowings	$—	$28,450

PRC subtotal	$—	$28,450

U.S.
Senior debt—borrowings under term note	2,115	1,857

U.S. subtotal	$2,115	$1,857

Grand total	$2,115	$30,307

Analysis as:
Short-term bank borrowings	—	28,450
Long-term debt, current portion	263	211

Sub-total, current portion	263	28,661
Long-term debt, non-current portion	1,852	1,646

Total	$2,115	$30,307

On January 28, 2010, the Company entered into a one-year revolving line of credit of $20.0 million. The interest rate for each draw down was based on the London Interbank Offered Rate (“Libor”) for the corresponding period on draw-down date plus 2.5%. The revolving line of credit facility requires the Company to meet certain ratios and maintain the minimum balance of total assets less goodwill, intangible assets and total liabilities of $150 million. As of December 31, 2010, the Company had drawn nil under this line of credit.

On January 24, 2011, the Company renewed the revolving line of credit for another one year. According to the renewal agreement, the Company paid a management fee at the rate of 20 base points per annum for undrawn amount under the facility.

On December 30, 2011, the Company renewed the revolving line of credit for additional one year and increased the amount into $25.0 million. The interest rate on each loan for each interest period is the higher of (i) the aggregated applicable margin and Libor and (ii) the aggregated applicable margin and the bank’s cost of funds. As of December 31, 2011, the Company had drawn $20.0 million under the one-year revolving line of credit and $5.0 million was available for future borrowings. The average interest rate was 4.95% and 2.94% for the years ended December 31, 2010 and 2011, respectively.

On January 5, 2011, WASH entered into a revolving loan facility agreement under which it could borrow up to $7.5 million denominated in U.S. dollars, to be solely used for operations. The interest rate for each draw-down is based on Libor rates prevailing as of the period of drawdown plus 2.5%, or a market rate mutually agreed. The Bank reviews the extension of the revolving loan facility annually. No fee is charged on undrawn balances. On July 11, 2011, WASH entered into an amendment to increase the revolving loan facility to $12.5 million. As of December 31, 2011, WASH had drawn down $8.5 million with terms of three or six months for each draw-down respectively. The average interest rate for borrowings by WASH under this facility during the year ended December 31, 2011 was 3.87%.

On February 13, 2003, AppTec entered into a term note with a principal amount of $3.8 million and a fixed interest rate of 4% per annum payable in 180 consecutive monthly payments of principal and interest. As of December 31, 2011, the outstanding balance of the term note was $1.9 million.

The schedule of future payments of all borrowings as of December 31, 2011 is as follows:

2012	$28,661
2013	209
2014	220
2015	231
2016	243
Thereafter	743

Total	$30,307

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES

10. CONVERTIBLE NOTES

On February 9, 2007, the Company entered into a convertible note agreement with a group of third-party investors pursuant to which the investors lent the Company $40.0 million. The key terms of the notes are as follows:

Maturity date

The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.

Interest

The note holders shall be entitled to interest at the rate of 5% per annum (“interest rate”) on the principal amount of the note unless a qualifying IPO did not occur. A qualifying IPO was defined as an initial public offering (“IPO”) of ordinary shares on any internationally recognized stock exchange in which the net price per share (after underwriting, discounts and commissions) issued by the Company equaled at least $1.086 (subject to anti-dilution adjustment for share splits, share dividends, bonus issues, reorganizations, recapitalizations and similar events) prior to January 1, 2008. Prospectively, interest would cease to accrue. If a qualifying IPO did not occur, the interest rate on the notes would be retroactively reset to 12% per annum. Interest was payable semi-annually in arrears.

The Company accrued interest at 12% per annum on the principal amount of the notes prior to the occurrence of the qualifying IPO. The Company reset accrued interest to 5% on August 9, 2007, the date of a qualifying IPO and ceased to accrue interest subsequently.

Default interest

If the Company failed to pay any sum in respect of the notes when they became due and payable, interest shall accrue on the overdue sum at an additional 5% interest rate penalty on top of the stated 5% interest rate for an aggregated 10% per annum from the due date.

Contingent conversion

At any time after an IPO or a sale transaction occurred, the note holders had the right, but not the obligation, to convert in whole or in part the outstanding principal amount plus all accrued and unpaid interest thereon to the date of such conversion into such number of fully paid ordinary shares of the Company.

Contingent conversion price

The notes became convertible into ordinary shares at a conversion price equal to 90% of either:

(i)	The final offering price per share in the case of an IPO, or

(ii)	The price per share offered for ordinary shares in a sale transaction.

Redemption and Call Option

The notes contained contingent put and call options, both of which lapsed on August 9, 2007, the qualifying IPO date.

Based on the final IPO offering price, the conversion price was $1.575 per share and the notes are convertible into 26,024,002 ordinary shares, if converted.

On February 15, 2008, one of the investors converted its $5.0 million note plus accrued interest of $0.1 million into 3,253,000 ordinary shares of the Company.

Details of the carrying value of the convertible notes as of December 31, 2010 and 2011 are as follows:

Principal of convertible notes	$35,000
Interest accrued	864

Convertible notes as of December 31, 2010 and 2011	$35,864

SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION EXPENSE

11. SHARE-BASED COMPENSATION EXPENSE

The Company measures share-based compensation as the grant date fair value of the award and recognizes this amount as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
Share options	$2,934	$1,240	$100
Restricted stock units	7,286	8,845	11,373

Total share-based compensation expense	$10,220	$10,085	$11,473

On June 1, 2006, the shareholders of the Company approved and reserved an aggregate of 74,044,450 ordinary shares for the issuance of options granted on July 18, 2005 and for options granted in 2006 and 2007. In 2007, the Company granted an aggregate of 10,416,806 share options. These options generally vest in two to four years.

On July 15, 2008, the Company adopted the 2007 Employee Share Incentive Plan (the “Plan”), which was approved by the Board of Directors. The Plan provides for the issuance of share-based awards such as share options and nonvested restricted stock units of 46,044,400 ordinary shares. On November 12, 2010, the Company’s shareholders approved an increase of the number of shares in shares-based awards under the Plan to 82,044,400. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest in one to five years. The maximum term of each share option expires ten years from the grant date. As of December 31, 2011, the Company granted 14,833,138 share options and 34,294,592 nonvested restricted stock units under the Plan.

The Company recognizes the share-based compensation expense using a graded vesting attribution model for each separately vesting portion of the share-based awards.

Share options

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2009	2010	2011
Risk-free interest rate	2.11 - 3.50%	1.84 - 3.03%	1.53 - 2.90%
Expected life (in years)	6.00 - 6.50	5.50 - 6.25	6.00
Expected volatility	33.14 - 46.93%	43.50 - 45.20%	42.2 - 42.8%
Expected dividends	—	—	—

The weighted-average grant-date fair value of options granted for the years ended December 31, 2009, 2010 and 2011 was $0.53, $0.94 and $0.93, respectively.

The measure of expected volatility is based on the average historical volatility of the Company’s stock and comparable companies over a time period commensurate with the expected life of the option. The Company uses available data to estimate the timing of option exercises and employee terminations within the pricing formula. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury note yield.

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	11,292,648	$1.34	7.98 years	$10,042
Granted	232,000	2.08
Forfeited	(797,944)	2.05
Exercised	(3,751,360)	0.44

Outstanding at December 31, 2011	6,975,344	$1.76	7.11 years	$1,868

Vested or expected to vest at December 31, 2011	6,858,174	$1.76	7.09 years	$1,859

Exercisable at December 31, 2011	4,379,864	$0.37	6.11 years	$1,606

The calculation of the weighted-average remaining contractual term above does not include 54,145,000 options granted prior to July 24, 2006 and 1,000,000 options granted on August 1, 2007, which do not have a stated expiration date.

The number of options exercised during 2009, 2010 and 2011 totaled 23,182,520, 5,719,584 and 3,751,360 within had an aggregate intrinsic value of $19.7 million, $9.4 million and $5.8 million, respectively.

As of December 31, 2011, there was $0.5 million of total unrecognized compensation expense related to unvested share options granted under the Plan, which is expected to be recognized over a weighted-average period of 0.97 years.

Nonvested Restricted Stock Units

The fair value of each nonvested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2011 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	16,013,144	$1.47
Granted	7,602,568	1.92
Forfeited	(985,184)	1.55
Vested	(5,765,912)	1.70

Nonvested restricted stock units at December 31, 2011	16,864,616	$1.58

As of December 31, 2011, there was $13.0 million of total unrecognized compensation expense related to nonvested restricted stock units under the plan, which is expected to be recognized over a weighted-average period of 2.62 years.

The total fair value of nonvested restricted stock units vested in 2009, 2010 and 2011 was $6.0 million, $7.8 million and $9.8 million, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

12. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding company, WXAT BVI and WX (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, WXAT BVI and WX (BVI) Ltd. are not subject to income tax.

Hong Kong Taxation

The Company's intermediate offshore holding companies, Shanghai AppTec (HK) Limited and STA HK, were subject to Hong Kong profit tax at a rate of 16.5% in 2011. No Hong Kong profit tax was provided in that year as Shanghai AppTec (HK) Limited did not have assessable profit that was earned in or derived from Hong Kong during 2011.

PRC Taxation

The Company’s subsidiaries are registered in the PRC as manufacturing foreign invested enterprises or Foreign-Invested Enterprises (“FIEs”), which allow them to qualify for certain preferential tax treatment.

Under PRC’s Unified Enterprise Income Tax Law (“New EIT Law”), FIEs and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The New EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the New EIT Law, entities that qualify as high and new-technology enterprises (“HNTE”) supported by the PRC government are expected to benefit from a tax rate of 15% as compared to the uniform tax rate of 25%.

WXAT is an FIE engaged in manufacturing with a business term of over ten years and is registered in the Wuxi Taihu National Tourist Resort Zone. Effective January 1, 2008, it is entitled to enjoy a 15% preferential tax rate as an HNTE. In December 2011, WXAT successfully in renewed its certificate as an HNTE. The Shanghai branch of WXAT, located in the Shanghai Waigaoqiao Free Trade Zone, is subject to the same income tax rate as WXAT.

WASH, a manufacturing FIE located in the Shanghai Waigaoqiao Free Trade Zone, began its transition periods in accordance with the New EIT Law resulting in income tax rates of 9%, 10%, and 11% for year ended December 31, 2008, 2009 and 2010, respectively. In 2008, WASH was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby, becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASH was also recognized as an Advanced Technology Service Enterprise (“ATSE”) in 2009, eligible to enjoy a preferential income tax rate of 15% from 2009 to 2013. However, WASH chose to continue using the transitional period tax rate in 2010 and started to enjoy the preferential tax rate of 15% as an HNTE after the end of the transitional period in accordance with the relevant rules of the New EIT Law.

STA, a manufacturing FIE located in Jinshan, Shanghai, is entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”) which began in 2008. As such, STA was and will be subject to an income tax rate of 0%, 0% 12.5%, 12.5%, 12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter, respectively. In 2008, STA was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, making it eligible to enjoy a 15% preferential tax rate as an HNTE from 2008 to 2013. However, STA chose to continue using the 2+3 tax holiday tax rate until its expiration in 2012 in accordance with the relevant transitional rule to the New EIT Law.

WATJ, an FIE located in Tianjin, is engaged in discovery chemistry services. WATJ is entitled to the 2+3 tax holiday under the old FEIT Law which began in 2008. As such, WATJ was and will be subject to an income tax rate of 0%, 0%, 11%, 12%, 12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter, respectively. In 2008, WATJ was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, making WATJ eligible for a preferential tax rate of 15% from 2008 to 2013. However, WATJ chose to continue using the 2+3 tax holiday tax rate until its expiration in 2012 in accordance with the relevant transitional rule to the New EIT Law.

WASZ, a manufacturing FIE located in Suzhou, is engaged in toxicology services. WASZ is entitled to the 2+3 tax holiday under the old FEIT Law which began in 2008. As such, WASZ was and will be subject to an income tax rate of 0%, 0%,12.5%, 12.5%,12.5% and 25% for 2008, 2009, 2010, 2011, 2012 and 2013 and thereafter. In 2008, WASZ was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASZ was also recognized as an ATSE in 2010 and was eligible to enjoy a preferential income tax rate of 15% from 2010 to 2013. However, WASZ chose to continue using the 2+3 tax holiday tax rate until its expiration of 2012 in accordance with to the relevant transitional rule to the New EIT Law.

WAWH, located in Wuhan, was incorporated in November 2010 and is subject to the uniform tax rate of 25% for the year ended December 31, 2010 and thereafter.

WABIO, located in Wuxi, was incorporated in May 2010 and is subject to the uniform tax rate of 25% for the year ended December 31, 2010 and thereafter.

Other subsidiaries located in PRC are subjected to the uniform tax rate of 25% for the year ended December 31, 2011 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc. and WuXi AppTec, Inc. are registered in Delaware. Chemdepo, which was acquired in March 2011, is registered in Califonia. Abgent, Inc., which was acquired in October 2011, is registered in San Diego, California. They are subject to a U.S. federal corporate marginal income tax rate of 34%. Their subsidiaries operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2009	2010	2011
Current tax expense
PRC	$8,290	$9,991	$14,108
United States	5	67	117
Other	54	39	89
Deferred tax expense
PRC	(1,923)	(1,651)	(1,292)
United States	(1,282)	1,795	3,586
Other	—	3	(2)

Income tax expense	$5,144	$10,244	$16,606

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2010	2011
Current deferred tax assets:
Inventory write down	$201	$1,544
Prepaid expenses and accruals	(69)	(49)
Target bonus accrual	1,646	1,615
Other	1,201	1,418

Subtotal	$2,979	$4,528

Noncurrent deferred tax assets:
Net operating loss carry-forward	12,520	9,345
Deferred lease credit and deferred rent	1,340	1,228
Fixed asset basis difference	(2,347)	(2,082)
Intangible asset basis difference	(1,038)	(494)
Other	412	502

Subtotal	$10,887	$8,499

Total deferred tax assets	$13,866	$13,027

Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$228	$68
Others	—	147

Subtotal	$228	$215

Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	14	2,293
Others	80	88

Subtotal	$199	$2,486

Total deferred tax liabilities	$427	$2,701

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	4.4%	(4.6)%	3.3%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.1%	0.2%
Other expenses	(1.8)%	(0.8)%	0.1%
Tax exemption and tax relief
Tax exemptions granted to the group	(1.3)%	—	—
Reduced tax rate impact	(15.7)%	(10.8)%	(10.4)%
Deferred tax effect due to tax rate change	(1.5)%	1.4%	(1.1)%
Tax true-up	(0.3)%	(0.2)%	(0.1)%

Effective tax rate	8.9%	10.1%	17.0%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate dollar effect	745	—	—
Per share effect—basic	0.001	—	—
Per share effect—diluted	0.001	—	—

The Company has made its assessment of the level of tax authority for uncertain tax position (including the potential application of interest and penalties) based on the technical merits. As of December 31, 2010 and 2011, the Company had recorded approximately $1.1 million and $1.8 million of unrecognized tax benefits, all of which would favorably impact its effective tax rate if recognized. During 2011, the Company recorded a reversal of FIN 48 tax position associated with the original acquisition of AppTec, Inc. A reserve was established in the current period in conjunction with the acquisition of Abgent, Inc.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2011, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	Year Ended December 31,
	2009	2010	2011
Balance at January 1	$1,071	$1,070	$1,070
Addition for tax positions related to the current period	—	—	1,065
Decrease due to the change of tax rate	(1)	—	—
Reduction due to lapse of statute of limitation	—	—	(300)

Balance at December 31	$1,070	$1,070	$1,835

The New EIT Law provides that a 10% withholding tax applies to PRC-sourced income derived by non-resident enterprises for PRC enterprise income tax purposes. The Company expects that such 10% withholding tax will apply to dividends paid to the Company by the PRC subsidiaries, but this treatment will depend on the Company’s status as a non-resident enterprise. The Company does not intend to declare dividends for the foreseeable future.

As of December 31, 2011, the Company’s PRC subsidiaries had approximately $272.2 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

As of December 31, 2011, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $14.1 million, of which $0.5 million, $0.2 million, $3.3 million, $5.5 million and $4.6 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively if not used.

As of December 31, 2011, the Company’s U.S. subsidiaries had federal and state gross operating loss carryforwards of $16.4 million and $21.0 million, respectively, which expire between 2012 and 2029.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2005 through 2011 on non-transfer pricing matters, and from the inception of the Company through 2011 on transfer pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2004 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

13. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2009	2010	2011
Net income from continuing operations	$53,432	$90,811	$80,979

Income from continuing operations attributable to holders of ordinary shares—basic	$53,432	$90,811	$80,979
Loss from discontinued operations—net of tax	(558)	—	—

Income attributable to holders of ordinary shares—basic	52,874	90,811	80,979

Income attributable to holders of ordinary shares—diluted	$52,874	$90,811	$80,979

Weighted-average ordinary shares outstanding used in computing basic earnings per share	543,891,797	556,338,146	567,076,049
Plus: Shares from convertible notes, if converted	22,771,002	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	22,574,877	18,413,425	13,670,825

Shares used in calculating diluted earnings per share	589,237,676	597,522,573	603,517,876

Basic earnings per share from continuing operations	$0.10	$0.16	$0.14

Diluted earnings per share from continuing operations	$0.09	$0.15	$0.13

Basic loss per share from discontinued operations	$(0.00)	$—	$—

Diluted loss per share from discontinued operations	$(0.00)	$—	$—

Basic earnings per share	$0.10	$0.16	$0.14

Diluted earnings per share	$0.09	$0.15	$0.13

For the years ended December 31, 2009, 2010 and 2011, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Share options and nonvested restricted stock units granted	14,906,552	6,462,924	4,335,607

DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFITS

14. DISTRIBUTION OF PROFITS

As stipulated by the relevant laws and regulations applicable to PRC’s FIEs, the Company’s PRC subsidiaries are required to make appropriations from net income as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) to non-distributable reserves, which represent a general reserve. Wholly owned PRC subsidiaries are required to make appropriations to the general reserve of not less than 10% of the profit after tax as determined under PRC GAAP. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the subsidiaries’ registered capital. Subsidiaries that are joint-venture companies are required to make appropriations to the general reserve from the profit after tax as determined under PRC GAAP at a percentage subject to the discretion of their boards of directors.

The general reserve is used to offset future extraordinary losses. Upon a resolution passed by the shareholders and an approval by the original approval authority, the subsidiaries may convert the general reserve into capital. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law. Appropriations to general reserves by the Company’s PRC subsidiaries totaled $27.8 million, $28.9 million and $30.2 million as of December 31, 2009, 2010 and 2011, respectively. Accordingly, these amounts are not available for distribution to the Company.

As a result of these PRC laws and regulations, the Company is restricted in its ability to transfer the registered net assets to the Company in the form of dividends, loans or advances. The restricted portion amounted to $163.2 million as of December 31, 2011.

EMPLOYEE RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE RETIREMENT BENEFIT PLAN

15. EMPLOYEE RETIREMENT BENEFIT PLAN

As stipulated under the rules and regulations in the PRC, the Company’s PRC subsidiaries are required to contribute a certain percentage of payroll costs of its employees to state-managed retirement plans operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for actual payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $2.9 million, $4.2 million and $7.8 million for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

a) Operating lease commitments

The Company has operating lease agreements principally for its office properties in the PRC and United States. Rental expenses were $6.2 million, $8.2 million and $9.7 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 are as follows:

Year Ending December 31,	Minimum Lease Payment
2012	$8,121
2013	7,372
2014	7,397
2015	6,504
2016 and thereafter	22,732

b) Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that as these matters arise some may be decided unfavorably for the Company. Currently, the Company does not have any claims or legal proceedings that are expected to have a significant impact on its business or operations.

The Company issues indemnifications for intellectual property compliance and warranties on the manufacture of APIs in certain instances in the ordinary course of business with its customers. Historically, the Company has incurred no costs to settle claims related to these indemnifications and warranties.

c) Capital commitments

As of December 31, 2011, the Company had capital commitments of $14.9 million, which relate to new construction projects and laboratory facility improvements in the PRC. No capital commitments are due in 2012 and thereafter.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF CREDIT RISK

17. CONCENTRATION OF CREDIT RISK

The Company’s customers include pharmaceutical, biotechnology and medical device companies. In the majority of circumstances, the Company has agreements in force with these customers that provide for continued involvement in present research projects. However, it is possible that the Company will have no further association with any of these customers once the present projects conclude.

The following table summarizes customers that contributed greater than 10% of net revenues:

	Year Ended December 31,
Name of Customer	2009	2010	2011
Customer A	14.4%	18.4%	15.3%
Customer B	10.9%	*	*
Customer C	*	*	10.7%

*	Less than 10%

The Company did not have accounts receivable greater than 10% of total outstanding accounts receivable with any individual customer as of December 31, 2010 and 2011.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

18. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: laboratory services and manufacturing services. Laboratory segment provides services for pharmaceutical, biotechnology and medical device companies. Manufacturing segment produces advances intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Board of Directors, who review the results of the two operating segments when making decisions about allocating resources and assessing performance of the Company.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years ended December 31:
2009:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$249,909	$20,110	$270,019
Cost of revenues	(145,153)	(16,461)	(161,614)

Gross profit	$104,756	$3,649	$108,405

2010:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$294,856	$39,205	$334,061
Cost of revenues	(175,116)	(31,353)	(206,469)

Gross profit	$119,740	$7,852	$127,592

2011:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$332,001	$75,176	$407,177
Cost of revenues	(197,570)	(53,163)	(250,733)

Gross profit	$134,431	$22,013	$156,444

The following table summarized the Company’s revenues by geographic region determined according to the location of the customers:

	Year Ended December 31,
	2009	2010	2011
United States	$209,579	$239,028	$271,346
Europe	31,801	42,167	44,730
Other countries	28,781	52,965	91,383

Gross revenues	$270,161	$334,160	$407,459
Sales tax	(142)	(99)	(282)

Net revenues	$270,019	$334,061	$407,177

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2009	2010	2011
Discovery Services	$158,496	$183,604	$196,399
Development Services	27,303	35,762	55,309
U.S. Testing Services	64,110	75,490	80,293
Manufacturing Services	20,110	39,205	75,176

Net revenues	$270,019	$334,061	$407,177

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2010	2011
PRC	$188,863	$227,513
United States	16,684	18,181

Total	$205,547	$245,694

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Beginning January 1, 2005, the Company entered into export agent agreements with Shanghai Lechen International Trade Co., Ltd. (“Shanghai Lechen”) for exporting advanced intermediates and APIs. Shanghai Lechen is owned by the parents of Dr. Ning Zhao, Lead Advisor of Analytical Services, Corporate Head of Human Resources, and a director of the Company. Agency service fees paid to Shanghai Lechen by the Company for the years ended December 31, 2009, 2010 and 2011 were $0.1 million, $0.2 million and $0.1 million, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On February 9, 2012, General Atlantic LLC ("General Atlantic") converted in full the $35.0 million principal amount of convertible notes plus accrued interest of $0.9 million (see Note 10) into 22,770,991 ordinary shares of the Company.

On February 24, 2012, the Company purchased the aforementioned 22,770,991 ordinary shares from investment funds affiliated with General Atlantic. The per-ADS equivalent purchase price of $13.0 was established based on a discount of slightly over 5% of the ADS closing price on February 13, 2012. Subsequently, the Company cancelled all of 22,770,991 ordinary shares purchased.

During the first quarter of 2012, the Company reorganized its business segments. The process chemistry business, which previously was included in the Laboratory Services segment, will be included under the Manufacturing Services segment as of January 1, 2012. The process chemistry operation develops processes for making APIs and advanced intermediates and thus is more closely related to operations of Manufacturing Services. Process chemistry is also managed as part of the Manufacturing Services business unit beginning in 2012.

On March 8, 2012, the Company announced approval by its Board of Directors of a plan to repurchase $30 million of its ADSs over the next 18 months. The timing and extent of any purchases will depend upon market conditions, the trading price of its ADSs and other factors, including customary restrictions on share repurchases. The repurchase program does not obligate the Company to make repurchases at any specific time or in any specific situation.

On January 11, 2012, the Company entered into a loan agreement of $4 million at a fixed interest rate of 4.29% with the term of six months. On March 15, 2012, the Company entered into a loan agreement of $1.6 million at a fixed interest rate of 6.56% with the term of one year.

On January 30, 2012, the Company drew down additional $5.0 million at an interest rate of 3.15% with the term of three months under the $25.0 million revolving line of credit. On March 13, 2012, the Company drew down additional $4.0 million at an interest rate of 4.09% with the maturity date of May 13, 2012, under the $12.5 million revolving loan facility. There is no available amount for future borrowing under both loan facilities as of April 20, 2012.

SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	5,461	1,980
Dividends receivable	8,404	49,038
Other current assets	1,128	1,143

Total current assets	14,993	52,161

Non-current assets:
Investment in subsidiaries	415,271	511,913
Other non-current assets	189	115

Total assets	430,453	564,189

Liabilities and equity
Current liabilities:
Short-term borrowings	—	20,000
Convertible notes – current	—	35,864
Accrued liabilities	762	494
Other tax payable	227	285
Other current liabilities	770	1,820

Total current liabilities	1,759	58,463

Non-current liabilities:
Convertible notes	35,864	—

Total liabilities	37,623	58,463

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,219	11,410
Additional paid-in capital	332,913	345,832
Accumulated deficit	22,180	103,159
Accumulated other comprehensive income	26,518	45,325

Total equity	392,830	505,726

Total liabilities and equity	430,453	564,189

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2009	2010	2011
Operating expenses:
Selling and marketing expenses	—	(75)	—
General and administrative expenses(1)	(15,561)	(10,449)	(11,473)

Operating loss	(15,561)	(10,524)	(11,473)
Equity in earnings of subsidiaries	63,929	75,287	90,212
Other income, net	5,261	26,298	2,685
Interest expense	(756)	(250)	(445)
Interest income	1	—	—

Income before income taxes	52,874	90,811	80,979
Income tax expense	—	—	—

Net income	52,874	90,811	80,979

Note(1):	General and administrative expenses include $2.6 million, $3.5 million and $3.5 million of share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively. These amounts have been classified as cost of revenues in the consolidated statements of operations for WuXi Pharmatech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS)

	Ordinary		Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Equity	Comprehensive Income
	Shares	Amount
Balance as of January 1, 2009	529,385,590	10,588	324,629	(121,505)	17,164	230,876
Cancellation of ordinary shares held in escrow in connection with acquisition	(4,120,526)	(82)	(15,090)	—	—	(15,172)
Issuance of ordinary shares pursuant to share option plan	25,344,192	506	913	—	—	1,419
Share-based compensation expense	—	—	10,220	—	—	10,220
Cumulative translation adjustment	—	—	—	—	(84)	(84)	(84)
Net income	—	—	—	52,874	—	52,874	52,874

Balance as of December 31, 2009	550,609,256	11,012	320,672	(68,631)	17,080	280,133	52,790

Issuance of ordinary shares pursuant to share option plan	10,362,824	207	2,156	—	—	2,363
Share-based compensation expense	—	—	10,085	—	—	10,085
Cumulative translation adjustment	—	—	—	—	9,438	9,438	9,438
Net income	—	—	—	90,811	—	90,811	90,811

Balance as of December 31, 2010	560,972,080	11,219	332,913	22,180	26,518	392,830	100,249

Issuance of ordinary shares pursuant to share option plan	9,517,272	191	1,446	—	—	1,637
Share-based compensation expense	—	—	11,473	—	—	11,473
Cumulative translation adjustment	—	—	—	—	18,807	18,807	18,807
Net income	—	—	—	80,979	—	80,979	80,979

Balance as of December 31, 2011	570,489,352	11,410	345,832	103,159	45,325	505,726	99,786

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

CASH FLOW STATEMENTS

	Year Ended December 31,
	2009	2010	2011
Operating activities:
Net income	52,874	90,811	80,979
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	9,292	9,210	10,227
Equity in earnings of subsidiaries	(63,929)	(75,287)	(90,212)
Loss (gain) on forward contracts marked to market	(689)	(745)	1,199
Gain from settlement of escrow shares	(1,672)	—	—
Changes in assets and liabilities:
Other current assets	525	670	(163)
Other non-current assets	74	74	74
Other current liabilities	1	(1)	—
Other taxes payable	28	(425)	59
Accrued liabilities	526	(1,115)	(269)

Net cash provided by (used in) operating activities	(2,970)	23,192	1,894

Investing activities:
Long-term investment in subsidiaries	(22,432)	(14,003)	(32,012)
Dividends received from subsidiaries	13,754	—	5,000

Net cash used in investing activities	(8,678)	(14,003)	(27,012)

Financing activities:
Repayment of short-term bank borrowings	(10,000)	(10,000)	—
Proceeds from short-term bank borrowings	14,000	—	20,000
Net proceeds/payment from revolving line of credit	6,000	—	—
Proceeds from exercise of share options	1,419	2,363	1,637

Net cash provided by (used in) financing activities	11,419	(7,637)	21,637

Net increase (decrease) in cash and cash equivalents	(229)	1,552	(3,481)
Cash and cash equivalents at beginning of period	4,138	3,909	5,461

Cash and cash equivalents at end of period	3,909	5,461	1,980

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	—	—	40,634

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2009, 2010 and 2011, there were no material contingencies, significant provision of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2009, $7.7 million and $6.0 million in cash dividends were paid to the Company by WXAT and WASH, respectively. For the year ended December 31, 2010, no cash dividend was paid to the Company by its subsidiaries. For the year ended December 31, 2011, $31.1 million and $13.8 million dividends were declared payable to the Company by WXAT and WASH, respectively, and $5.0 million in cash dividends were paid to the Company by WXAT.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

Cash and cash equivalents

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

Restricted cash

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

Short-term investments

(e) Short-term investments

Short-term investments substantially represent held-to-maturity securities and are measured at amortized cost in the statement of financial position. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments.

Inventories

(f) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

Property, plant and equipment, net

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Interest capitalized into property, plant and equipment was $0.2 million, $0, and $0 in 2009, 2010 and 2011, respectively. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Prepaid land use rights

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

Intangible assets, net

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

Goodwill

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

No goodwill impairment was recognized during the year ended December 31, 2010 and 2011.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745

Balance as of December 31, 2011	$34,701	$—	$34,701

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the amount by which the carrying value of the asset exceeds its fair value.

No impairment charge was recognized during the years ended December 31, 2010 and 2011.

Revenue recognition

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.1 million and $0.3 million for the years ended December 31, 2009, 2010 and 2011, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or small amount of compound. For fee-for-service or project basis services that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of our fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

Shipping and handling costs

(m) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.3 million, $0.1 million and $0.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Government subsidies

(n) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $6.2 million, $8.6 million and $9.9 million during the years ended December 31, 2009, 2010 and 2011, respectively. The Company recognized government subsidies for general corporate purposes of $4.4 million, $4.1 million and $6.4 million as either a reduction of general and administrative expenses or as other income and $2.4 million, $1.5 million and $1.8 million as reductions of the cost of assets acquired during the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, the Company had recorded balances of $7.4 million and $9.6 million, respectively, of advanced subsidies.

Operating leases

(o) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating leases expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

Advertising expenses

(p) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.3 million, $0.5 million and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, and are classified as selling and marketing expenses.

Share-based compensation

(q) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expenses have been recorded in either cost of revenues, selling and marketing expenses, or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expenses of $10.2 million, $10.1 million and $11.5 million for the years ended December 31, 2009, 2010 and 2011, respectively (see Note 11).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2009	2010	2011
Cost of revenues	2,685	3,636	3,793
Selling and marketing expenses	131	121	13
General and administrative expenses	7,404	6,328	7,667

Total	10,220	10,085	11,473

Income taxes

(r) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

Earnings per share

(s) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for share options, nonvested restricted stock units and the if-converted method for convertible notes.

Foreign currency translation

(t) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in local currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The Renminbi (“RMB”), the local currency of the Company’s PRC subsidiaries, is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $70.9 million and $48.2 million as of December 31, 2010 and 2011, respectively.

Derivative instruments

(u) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $3.6 million, $2.8 million and $4.7 million for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included in other income, net.

Comprehensive income

(v) Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The Company discloses this information in its statement of changes in equity and comprehensive income.

Concentration of credit risks

(w) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and of high quality.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

New accounting pronouncements

(x) New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not expect ASU 2011-04 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU's do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Company will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Company's consolidated results of operations, financial position or cash flows.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect ASU 2011-08 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company will be required to adopt ASU 2011-11 as of January 1, 2013 and does not expect ASU 2011-11 to have a significant impact on its consolidated results of operations, financial position or cash flows.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Subsidiaries of Company

As of December 31, 2011, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries

WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing

WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec Holding Company, Inc.	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries

WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries

WX (BVI) Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries

Kaipara Enterprises Ltd.	The Republic of Cyprus July 14, 2008	100%	Shell company

Klivia Investments Sp. Z o.o.	The Republic of Poland July 31, 2008	100%	Intermediate holding company

WuXi AppTec Biotechnology Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai AppTec(HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company

Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company

WuXi AppTec Sales, LLC. (“Sales LLC”)	United States January 19, 2011	100%	Sales company

STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company

Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical manufacturing

WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company

WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate Venture Investment fund

Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management

WuXi AppTec Biomedical Investment Management L.P. (1)	PRC July 18, 2011	100%	Investment management

WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management

WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate Venture Investment fund

WuXi AppTec Clinical Research and Regulatory Services Co. Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and Regulatory Services

Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales

Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales

Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production

Abgent Biotechnology (Suzhou) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent development and production

MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing

WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.	PRC December 16, 2011	100%	Testing Services

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Rollforward of Goodwill by Segment

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745

Balance as of December 31, 2011	$34,701	$—	$34,701

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2009	2010	2011
Cost of revenues	2,685	3,636	3,793
Selling and marketing expenses	131	121	13
General and administrative expenses	7,404	6,328	7,667

Total	10,220	10,085	11,473

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Abgent Inc. and its subsidiaries
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,340
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	8,410
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

Medkey
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

Chemdepo, Inc.
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,533	$—	$2,533	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of Gain (Loss) on Derivatives Recognized in Income
Derivative Type	2009	2010	2011
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income, net	$3,636	$2,773	$4,712

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2010	Deliverable foreign-exchange forward contract	$100,970	$1,518

As of December 31, 2010	Non-deliverable foreign-exchange forward contract and option	$96,000	$1,015

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contract	$55,000	$1,185

As of December 31, 2011	Non-deliverable foreign-exchange forward contract and option	$243,539	$(184)

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories consisted of the following:

	As of December 31,
	2010	2011
Raw materials	$7,233	$12,026
Work-in-progress	7,752	19,417
Finished goods	2,292	13,908

Total	$17,277	$45,351

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2010	2011
Buildings	$64,715	$71,953
Vehicles	2,008	2,684
Fixtures and equipment	146,097	178,411
Building improvements	42,465	57,284

Total	255,285	310,332
Less: Accumulated depreciation	(71,902)	(103,033)

Subtotal	183,383	207,299
Construction in progress	22,164	38,395

Property, plant and equipment, net	$205,547	$245,694

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Amortizable Intangible Assets

As of December 31, 2010 and 2011, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2010	2011
Cost:
Customer relationships	$9,463	$11,132
Patents	—	484
Trade names	—	3,983
Non-compete agreements	—	1,390
Software	3,269	4,176

Total	$12,732	$21,165

Accumulated amortization:
Customer relationships	(6,648)	(8,182)
Patents	—	(17)
Trade names	—	(30)
Non-compete agreements	—	(56)
Software	(1,830)	(2,312)

Total	$(8,478)	$(10,597)

Intangible assets, net	$4,254	$10,568

Estimated Amortization Expense of Intangible Assets for future Years

The following table presents the total estimated amortization expense for intangible assets for the future years:

Year	Total
2012	2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577

Total	10,568

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Non Current Assets

	As of December 31,
	2010	2011
Deposit on residential buildings for employees	$—	$16,269
Others	3,221	3,200

Total	$3,221	$19,469

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2010	2011
PRC
Short-term bank borrowings	$—	$28,450

PRC subtotal	$—	$28,450

U.S.
Senior debt—borrowings under term note	2,115	1,857

U.S. subtotal	$2,115	$1,857

Grand total	$2,115	$30,307

Analysis as:
Short-term bank borrowings	—	28,450
Long-term debt, current portion	263	211

Sub-total, current portion	263	28,661
Long-term debt, non-current portion	1,852	1,646

Total	$2,115	$30,307

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2011 is as follows:

2012	$28,661
2013	209
2014	220
2015	231
2016	243
Thereafter	743

Total	$30,307

CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Details of Carrying Value of Convertible Notes

Details of the carrying value of the convertible notes as of December 31, 2010 and 2011 are as follows:

Principal of convertible notes	$35,000
Interest accrued	864

Convertible notes as of December 31, 2010 and 2011	$35,864

SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
Share options	$2,934	$1,240	$100
Restricted stock units	7,286	8,845	11,373

Total share-based compensation expense	$10,220	$10,085	$11,473

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2009	2010	2011
Risk-free interest rate	2.11 - 3.50%	1.84 - 3.03%	1.53 - 2.90%
Expected life (in years)	6.00 - 6.50	5.50 - 6.25	6.00
Expected volatility	33.14 - 46.93%	43.50 - 45.20%	42.2 - 42.8%
Expected dividends	—	—	—

Summary of Share Option Activity

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	11,292,648	$1.34	7.98 years	$10,042
Granted	232,000	2.08
Forfeited	(797,944)	2.05
Exercised	(3,751,360)	0.44

Outstanding at December 31, 2011	6,975,344	$1.76	7.11 years	$1,868

Vested or expected to vest at December 31, 2011	6,858,174	$1.76	7.09 years	$1,859

Exercisable at December 31, 2011	4,379,864	$0.37	6.11 years	$1,606

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2011 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	16,013,144	$1.47
Granted	7,602,568	1.92
Forfeited	(985,184)	1.55
Vested	(5,765,912)	1.70

Nonvested restricted stock units at December 31, 2011	16,864,616	$1.58

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2009	2010	2011
Current tax expense
PRC	$8,290	$9,991	$14,108
United States	5	67	117
Other	54	39	89
Deferred tax expense
PRC	(1,923)	(1,651)	(1,292)
United States	(1,282)	1,795	3,586
Other	—	3	(2)

Income tax expense	$5,144	$10,244	$16,606

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2010	2011
Current deferred tax assets:
Inventory write down	$201	$1,544
Prepaid expenses and accruals	(69)	(49)
Target bonus accrual	1,646	1,615
Other	1,201	1,418

Subtotal	$2,979	$4,528

Noncurrent deferred tax assets:
Net operating loss carry-forward	12,520	9,345
Deferred lease credit and deferred rent	1,340	1,228
Fixed asset basis difference	(2,347)	(2,082)
Intangible asset basis difference	(1,038)	(494)
Other	412	502

Subtotal	$10,887	$8,499

Total deferred tax assets	$13,866	$13,027

Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$228	$68
Others	—	147

Subtotal	$228	$215

Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	14	2,293
Others	80	88

Subtotal	$199	$2,486

Total deferred tax liabilities	$427	$2,701

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	4.4%	(4.6)%	3.3%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.1%	0.2%
Other expenses	(1.8)%	(0.8)%	0.1%
Tax exemption and tax relief
Tax exemptions granted to the group	(1.3)%	—	—
Reduced tax rate impact	(15.7)%	(10.8)%	(10.4)%
Deferred tax effect due to tax rate change	(1.5)%	1.4%	(1.1)%
Tax true-up	(0.3)%	(0.2)%	(0.1)%

Effective tax rate	8.9%	10.1%	17.0%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate dollar effect	745	—	—
Per share effect—basic	0.001	—	—
Per share effect—diluted	0.001	—	—

Roll-Forward of Unrecognized Tax Benefits

The following table is a roll-forward of the unrecognized tax benefits:

	Year Ended December 31,
	2009	2010	2011
Balance at January 1	$1,071	$1,070	$1,070
Addition for tax positions related to the current period	—	—	1,065
Decrease due to the change of tax rate	(1)	—	—
Reduction due to lapse of statute of limitation	—	—	(300)

Balance at December 31	$1,070	$1,070	$1,835

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic And Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2009	2010	2011
Net income from continuing operations	$53,432	$90,811	$80,979

Income from continuing operations attributable to holders of ordinary shares—basic	$53,432	$90,811	$80,979
Loss from discontinued operations—net of tax	(558)	—	—

Income attributable to holders of ordinary shares—basic	52,874	90,811	80,979

Income attributable to holders of ordinary shares—diluted	$52,874	$90,811	$80,979

Weighted-average ordinary shares outstanding used in computing basic earnings per share	543,891,797	556,338,146	567,076,049
Plus: Shares from convertible notes, if converted	22,771,002	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	22,574,877	18,413,425	13,670,825

Shares used in calculating diluted earnings per share	589,237,676	597,522,573	603,517,876

Basic earnings per share from continuing operations	$0.10	$0.16	$0.14

Diluted earnings per share from continuing operations	$0.09	$0.15	$0.13

Basic loss per share from discontinued operations	$(0.00)	$—	$—

Diluted loss per share from discontinued operations	$(0.00)	$—	$—

Basic earnings per share	$0.10	$0.16	$0.14

Diluted earnings per share	$0.09	$0.15	$0.13

Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share

For the years ended December 31, 2009, 2010 and 2011, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Share options and nonvested restricted stock units granted	14,906,552	6,462,924	4,335,607

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 are as follows:

Year Ending December 31,	Minimum Lease Payment
2012	$8,121
2013	7,372
2014	7,397
2015	6,504
2016 and thereafter	22,732

CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2011
Customers that Contributed Greater than 10% of Net Revenues

The following table summarizes customers that contributed greater than 10% of net revenues:

	Year Ended December 31,
Name of Customer	2009	2010	2011
Customer A	14.4%	18.4%	15.3%
Customer B	10.9%	*	*
Customer C	*	*	10.7%

*	Less than 10%

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2011
Selected Revenue and Expense Information for each Reportable Segment

The following table summarizes the selected revenue and expense information for each reportable segment:

Years ended December 31:
2009:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$249,909	$20,110	$270,019
Cost of revenues	(145,153)	(16,461)	(161,614)

Gross profit	$104,756	$3,649	$108,405

2010:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$294,856	$39,205	$334,061
Cost of revenues	(175,116)	(31,353)	(206,469)

Gross profit	$119,740	$7,852	$127,592

2011:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$332,001	$75,176	$407,177
Cost of revenues	(197,570)	(53,163)	(250,733)

Gross profit	$134,431	$22,013	$156,444

Company's Revenues by Geographic Region

The following table summarized the Company’s revenues by geographic region determined according to the location of the customers:

	Year Ended December 31,
	2009	2010	2011
United States	$209,579	$239,028	$271,346
Europe	31,801	42,167	44,730
Other countries	28,781	52,965	91,383

Gross revenues	$270,161	$334,160	$407,459
Sales tax	(142)	(99)	(282)

Net revenues	$270,019	$334,061	$407,177

Revenues by Business Lines

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2009	2010	2011
Discovery Services	$158,496	$183,604	$196,399
Development Services	27,303	35,762	55,309
U.S. Testing Services	64,110	75,490	80,293
Manufacturing Services	20,110	39,205	75,176

Net revenues	$270,019	$334,061	$407,177

Company's Long-lived Asset by Geographic Region

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2010	2011
PRC	$188,863	$227,513
United States	16,684	18,181

Total	$205,547	$245,694

Subsidiaries Of Company (Detail)	12 Months Ended
Dec. 31, 2011
WuXi AppTec (BVI) Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jun 3, 2004
Attributable equity interest held	100.00%
Principal activity	Holding company of People's Republic of China("PRC") subsidiaries
WuXi AppTec Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul 13, 2005
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr 2, 2002
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll PharmaTech Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jan 23, 2003
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 8, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Tianjin) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun 5, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States of America ("United States" or "U.S.")
Date of incorporation / acquisition	Jan 3, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of U.S. subsidiaries
WuXi AppTec, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan 3, 2008
Attributable equity interest held	100.00%
Principal activity	Laboratory services to biotechnology and medical device industries
WX (BVI) Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jul 4, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of European subsidiaries
Kaipara Enterprises Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	The Republic of Cyprus
Date of incorporation / acquisition	Jul 14, 2008
Attributable equity interest held	100.00%
Principal activity	Shell company
Klivia Investments Sp. Z o.o.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	The Republic of Poland
Date of incorporation / acquisition	Jul 31, 2008
Attributable equity interest held	100.00%
Principal activity	Intermediate holding company
WuXi AppTec Biotechnology Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	May 25, 2010
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Wuhan) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Nov 30, 2010
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec(HK) Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec 10, 2010
Attributable equity interest held	100.00%
Principal activity	Shell company
Global Bond Investments Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec 8, 2010
Attributable equity interest held	100.00%
Principal activity	Investment management
Chemdepo, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Mar 30, 2011
Attributable equity interest held	100.00%
Principal activity	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries
WuXi AppTec UK, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Jan 17, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
WuXi AppTec Sales, LLC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan 19, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
STA Pharmaceutical Hong Kong Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Apr 12, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi PharmaTech Investment Holdings (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment holding company
WuXi PharmaTech Investments (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Fund I General Partner L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Investment Management (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Healthcare Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate Venture Investment fund
Wuxi AppTec Investment & Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun 29, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Biomedical Investment Management Company
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul 18, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug 11, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Investment Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug 16, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate Venture Investment fund
WuXi AppTec Clinical Research and Regulatory Services Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Sep 23, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical development and Regulatory Services
Abgent, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent research and sales
Abgent Europe Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent sales
Abgent Biotechnology (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent production
Abgent Biotechnology (Suzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Jiecheng Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Wuxi Apptec (Changzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec 16, 2011
Attributable equity interest held	100.00%
Principal activity	Testing Services

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Interest capitalized into property, plant and equipment	$ 0	$ 0	$ 200,000
Sales-related taxes	282,000	99,000	142,000
Shipping and handling costs	100,000	100,000	300,000
Government subsidies	9,900,000	8,600,000	6,200,000
Advanced subsidies	9,600,000	7,400,000
Advertising expenses	600,000	500,000	300,000
Share-based compensation expenses	11,473,000	10,085,000	10,220,000
Cash and cash equivalents and restricted cash denominated in RMB	48,200,000	70,900,000
Corporate
Significant Accounting Policies [Line Items]
Government subsidies	6,400,000	4,100,000	4,400,000
Asset Acquisition
Significant Accounting Policies [Line Items]
Government subsidies	1,800,000	1,500,000	2,400,000
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Significant Accounting Policies [Line Items]
Gains (losses) from foreign-exchange forward contracts	$ 4,712,000	$ 2,773,000	$ 3,636,000
Use Rights
Significant Accounting Policies [Line Items]
Intangible asset useful life	50
Customer Relationships and Sales Backlog
Significant Accounting Policies [Line Items]
Intangible asset useful life, minimum	1
Intangible asset useful life, maximum	10
Other Intangible Assets
Significant Accounting Policies [Line Items]
Intangible asset useful life, minimum	2
Intangible asset useful life, maximum	30

Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	20
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment	5
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum	1
Property plant and equipment, maximum	15
Building improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment, minimum	3
Property plant and equipment, maximum	11

Rollforward Of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 23,956
Goodwill arising from acquisitions	10,745
Ending Balance	34,701
Laboratory services
Goodwill [Line Items]
Beginning Balance	23,956
Goodwill arising from acquisitions	10,745
Ending Balance	$ 34,701

Share Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 11,473	$ 10,085	$ 10,220
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	3,793	3,636	2,685
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	13	121	131
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 7,667	$ 6,328	$ 7,404

Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended			1 Months Ended				1 Months Ended
	Jul. 29, 2010	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries Laboratory services	Oct. 31, 2011 Medkey	Oct. 31, 2011 Medkey Laboratory services	Mar. 30, 2011 Chemdepo, Inc.	Mar. 30, 2011 Chemdepo, Inc. Laboratory services	Jul. 29, 2010 General and administrative expenses	Jul. 29, 2010 Other Income
Business Acquisition [Line Items]
Termination fee received	$ 30,000,000							$ 5,000,000	$ 25,000,000
Business acquisition, purchase price		12,100,000		4,100,000		1,400,000
Cash payment		8,800,000		3,400,000
Contingent cash consideration fair value		3,300,000		700,000
Contingent cash consideration		5,000,000
Contingent cash consideration payment period		2 years		2 years
Goodwill		$ 8,410,000	$ 8,400,000	$ 1,617,000	$ 1,600,000	$ 712,000	$ 700,000

Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (Abgent Inc. and its subsidiaries, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011 Year
Business Acquisition [Line Items]
Current assets	$ 2,340
Property, plant and equipment	807
Goodwill	8,410
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)
Total purchase price	12,074
Trade names
Business Acquisition [Line Items]
Intangible asset	2,532
Amortization Period	30
Customer relationships
Business Acquisition [Line Items]
Intangible asset	243
Amortization Period	10
Patents
Business Acquisition [Line Items]
Intangible asset	484
Amortization Period, minimum	5.9
Amortization Period, maximum	10
Non-compete agreements
Business Acquisition [Line Items]
Intangible asset	$ 1,105
Amortization Period	5

Acquired Assets And Assumed Liabilities Recorded At Fair Value For MedKey (Detail) (Medkey, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2011 Year
Business Acquisition [Line Items]
Current assets	$ 1,449
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)
Total purchase price	4,082
Trade names
Business Acquisition [Line Items]
Intangible asset	1,445
Amortization Period	20
Customer relationships
Business Acquisition [Line Items]
Intangible asset	1,393
Amortization Period	10
Non-compete agreements
Business Acquisition [Line Items]
Intangible asset	$ 284
Amortization Period	5

Acquired Assets And Assumed Liabilities Recorded At Fair Value For Chemdepo (Detail) (Chemdepo, Inc., USD $) In Thousands, unless otherwise specified	Mar. 30, 2011
Chemdepo, Inc.
Business Acquisition [Line Items]
Current assets	$ 666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)
Total purchase price	$ 1,350

Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	$ 1,001
Other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	2,051	2,533
Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(1,050)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	1,001
Fair Value, Inputs, Level 2 | Other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	2,051	2,533
Fair Value, Inputs, Level 2 | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (1,050)

Amounts Related To Derivative Instruments Affecting Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, Other income, net, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Derivatives Recognized in Income	$ 4,712	$ 2,773	$ 3,636

Fair Value Measurement - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2007
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments in privately held companies, fair value	$ 4,300,000
Long-term borrowing, fair value	1,700,000	2,000,000
Convertible notes, carrying value	35,900,000	35,900,000	40,000,000
Convertible notes, fair value	35,900,000	46,800,000
Foreign Exchange Forward | Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	55,000,000	100,970,000
Foreign Exchange Forward | Deliverable | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	3 months	3 months
Foreign Exchange Forward | Deliverable | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	4 months	4 months
Foreign Exchange Forward | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	170,500,000	66,000,000
Foreign Exchange Option | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	73,000,000	30,000,000
Foreign Exchange Forward And Option Contracts | Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	$ 243,539,000	$ 96,000,000
Foreign Exchange Forward And Option Contracts | Non Deliverable | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	1 month	1 month
Foreign Exchange Forward And Option Contracts | Non Deliverable | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity date	12 months	12 months

Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Foreign Exchange Forward | Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	$ 55,000	$ 100,970
Fair Value	1,185	1,518
Foreign Exchange Forward | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	170,500	66,000
Foreign Exchange Forward And Option Contracts | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	243,539	96,000
Fair Value	$ (184)	$ 1,015

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 12,026	$ 7,233
Work-in-progress	19,417	7,752
Finished goods	13,908	2,292
Total	$ 45,351	$ 17,277

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Inventory write down	$ 2.2	$ 0.3	$ 0.4

Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 310,332	$ 255,285
Less: Accumulated depreciation	(103,033)	(71,902)
Subtotal	207,299	183,383
Construction in progress	38,395	22,164
Property, plant and equipment, net	245,694	205,547
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	71,953	64,715
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,684	2,008
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	178,411	146,097
Building improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57,284	$ 42,465

Property, Plant And Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 31,900,000	$ 25,900,000	$ 20,400,000
Impairment charges for property, plant and equipment			$ 944,000

Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 21,165	$ 12,732
Intangible assets accumulated amortization	(10,597)	(8,478)
Intangible assets, net	10,568	4,254
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	11,132	9,463
Intangible assets accumulated amortization	(8,182)	(6,648)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	484
Intangible assets accumulated amortization	(17)
Trade names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	3,983
Intangible assets accumulated amortization	(30)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	1,390
Intangible assets accumulated amortization	(56)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	4,176	3,269
Intangible assets accumulated amortization	$ (2,312)	$ (1,830)

Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 2.1	$ 3.3	$ 3.6

Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
2012	$ 2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577
Total	$ 10,568

Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Line Items]
Deposit on residential buildings for employees	$ 16,269
Others	3,200	3,221
Total	$ 19,469	$ 3,221

Other Non Current Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Property
Other Assets [Line Items]
Number of residential units to be purchased	332
Payment for residential buildings	$ 16.3
Additional amount to be paid in 2012 for residential buildings	$ 4.1

Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total	$ 30,307	$ 2,115
Short-term bank borrowings	28,450
Long-term debt, current portion	211	263
Sub-total, current portion	28,661	263
Long-term debt, non-current portion	1,646	1,852
Total borrowings	30,307	2,115
China
Debt Instrument [Line Items]
Short-term bank borrowings	28,450
Total short-term bank borrowings	28,450
United States
Debt Instrument [Line Items]
Senior debt-borrowings under term note	1,857	2,115
Long-term debt	$ 1,857	$ 2,115

Borrowings - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 05, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 28, 2010 Revolving Credit Facility Minimum	Dec. 31, 2011 Revolving Credit Facility Minimum WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility Maximum WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Term Note AppTec	Feb. 13, 2003 Term Note AppTec Installment
Debt Instrument [Line Items]
Line of credit facility, maturity period	1 year	1 year	1 year
Line of credit facility, maximum borrowing capacity		$ 20,000,000	$ 25,000,000				$ 7,500,000
Line of credit facility, interest rate description		The interest rate for each draw down was based on the London Interbank Offered Rate ("Libor") for the corresponding period on draw-down date plus 2.5%.
Line of credit facility, margin rate		2.50%					2.50%
Line of credit facility covenant, required net assets								150,000,000
Line of credit facility, management fee	0.20%
Line of credit facility, amount drawn			20,000,000			8,500,000
Line of credit facility, remaining borrowing capacity			5,000,000
Line of credit facility average interest rate			2.94%	4.95%	3.87%
Line of credit facility, amended maximum borrowing capacity						12,500,000
Line of credit facility, terms for each respective draw-down									3 months	6 months
Debt Instrument, principal amount												3,800,000
Debt Instrument, number of consecutive periodic payment												180
Debt Instrument, interest rate												4.00%
Long-term debt											$ 1,900,000

Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 28,661
2013	209
2014	220
2015	231
2016	243
Thereafter	743
Total	$ 30,307	$ 2,115

Convertible Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Feb. 15, 2008	Feb. 09, 2007	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Convertible note		$ 40	$ 35.9	$ 35.9
Convertible notes, maturity date description		The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.
Convertible notes, earliest maturity date		2012-02-09
Additional interest rate penalty on overdue sum		5.00%
Aggregated interest rate per annum		10.00%
Conversion price of notes convertible into ordinary shares		90.00%
Convertible notes, put and call options date		Aug 9, 2007
Ordinary shares converted from notes	3,253,000
Convertible note, converted amount	5
Accrued interest of converted notes	$ 0.1
After Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate		5.00%
Conversion price per share		$ 1.575
Convertible notes, latest date		Jan 1, 2008
Ordinary shares converted from notes		26,024,002
After Initial Public Offering | Minimum
Debt Instrument [Line Items]
Conversion price per share		$ 1.086
Before Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate		12.00%

Details of Carrying Value of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal of convertible notes		$ 35,000
Interest accrued		864
Convertible notes		35,864
Principal of convertible notes	35,000
Interest accrued	864
Convertible notes	$ 35,864

Share-based Compensation Expense by Type of Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options	$ 100	$ 1,240	$ 2,934
Restricted stock units	11,373	8,845	7,286
Total share-based compensation expense	$ 11,473	$ 10,085	$ 10,220

Share-Based Compensation Expense - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended
	Jun. 01, 2006	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2007 Minimum	Dec. 31, 2007 Maximum	Jun. 01, 2006 Period 1	Jun. 01, 2006 Period 2	Nov. 12, 2010 2007 Employee Share Incentive Plan	Dec. 31, 2011 2007 Employee Share Incentive Plan	Jul. 15, 2008 2007 Employee Share Incentive Plan	Nov. 12, 2010 2007 Employee Share Incentive Plan Minimum	Nov. 12, 2010 2007 Employee Share Incentive Plan Maximum	Aug. 01, 2007 Share options	Jul. 24, 2006 Share options	Dec. 31, 2011 Share options Year	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2011 Nonvested Restricted Stock Units Year	Dec. 31, 2010 Nonvested Restricted Stock Units	Dec. 31, 2009 Nonvested Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	74,044,450							82,044,400		46,044,400
Option granted date	Jul 18, 2005
Option granted year						2006	2007
Number of share options granted		232,000	10,416,806						14,833,138				1,000,000	54,145,000
Vesting period				2 years	4 years						1 year	5 years
Expiration period								10 years
Number of nonvested restricted stock units granted									34,294,592									7,602,568
Weighted-average grant-date fair value of options granted															$ 0.93	$ 0.94	$ 0.53
Options exercised		3,751,360													3,751,360	5,719,584	23,182,520
Aggregate intrinsic value of options exercised															$ 5.8	$ 9.4	$ 19.7
Total unrecognized compensation expense															0.5			13
Total unrecognized compensation expense, weighted average period of recognition (in years)															0.97			2.62
Total fair value of nonvested restricted stock units vested																		$ 9.8	$ 7.8	$ 6

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.53%	1.84%	2.11%
Risk-free interest rate, maximum	2.90%	3.03%	3.50%
Expected life (in years), minimum		5.5	6
Expected life (in years), maximum		6.25	6.5
Expected life (in years)	6
Expected volatility, minimum	42.20%	43.50%	33.14%
Expected volatility, maximum	42.80%	45.20%	46.93%
Expected dividends

Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2007
Number of Options
Outstanding at January 1, 2011	11,292,648
Granted	232,000	10,416,806
Forfeited	(797,944)
Exercised	(3,751,360)
Outstanding at December 31, 2011	6,975,344
Vested or expected to vest at December 31, 2011	6,858,174
Exercisable at December 31, 2011	4,379,864
Weighted-Average Exercise Price
Outstanding at January 1, 2011	$ 1.34
Granted	$ 2.08
Forfeited	$ 2.05
Exercised	$ 0.44
Outstanding at December 31, 2011	$ 1.76
Vested or expected to vest at December 31, 2011	$ 1.76
Exercisable at December 31, 2011	$ 0.37
Weighted-Average Remaining Contractual Term
Outstanding at January 1, 2011	7.98
Outstanding at December 31, 2011	7.11
Vested or expected to vest at December 31, 2011	7.09
Exercisable at December 31, 2011	6.11
Aggregate Intrinsic Value
Outstanding at January 1, 2011	$ 10,042
Outstanding at December 31, 2011	1,868
Vested or expected to vest at December 31, 2011	1,859
Exercisable at December 31, 2011	$ 1,606

Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2011
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2011	16,013,144
Granted	7,602,568
Forfeited	(985,184)
Vested	(5,765,912)
Nonvested restricted stock units at December 31, 2011	16,864,616
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	$ 1.47
Granted	$ 1.92
Forfeited	$ 1.55
Vested	$ 1.7
Nonvested restricted stock units at December 31, 2011	$ 1.58

Income Taxes - Additional Information (Detail)	12 Months Ended				12 Months Ended		12 Months Ended																																																	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 China USD ($)	Dec. 31, 2011 China Minimum CNY	Dec. 31, 2011 China High and New Technology Enterprises	Dec. 31, 2010 China WuXi AppTec (Wuhan) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec Biotechnology Co., Ltd.	Dec. 31, 2011 China WuXi AppTec Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2010 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise Minimum	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd. Advanced Technology Service Enterprise Maximum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Fiscal Year 2012	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Fiscal Year 2013 and Thereafter	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd. Foreign Enterprise Income Tax Law	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise Minimum	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd. Advanced Technology Service Enterprise Maximum	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2011 United States Minimum	Dec. 31, 2011 United States Maximum	Dec. 31, 2011 Federal USD ($)	Dec. 31, 2011 State USD ($)	Dec. 31, 2011 State Minimum	Dec. 31, 2011 State Maximum	Dec. 31, 2011 HONG KONG Shanghai AppTec(HK) Ltd.
Income Taxes [Line Items]
Profit tax rate																																																														16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%		25.00%			25.00%	25.00%
Effective income tax rate, effective date					2008-01-01						2008-01-01
Transitional income tax rate period					5 years
Preferential enterprise tax rate							15.00%				15.00%							15.00%							15.00%			15.00%									15.00%										15.00%				15.00%
Manufacturing foreign invested enterprises business term										10 years
Enterprise tax rate during transition period																						11.00%	10.00%	9.00%
Preferential income tax rate period																			2008	2013						2008	2013		2009	2013								2008	2013									2008	2013			2010	2013
Enterprise income tax rate												12.50%	12.50%	0.00%	0.00%	12.50%	0.25%														12.00%	11.00%	0.00%	0.00%	12.50%	25.00%					12.50%	12.50%	0.00%	0.00%	12.50%	25.00%
Transitional income tax rate expiration year																					2012																			2012										2012
Effective income tax rate, federal statutory rate																																																						34.00%
Effective income tax rate, state tax rate																																																								5.00%	10.00%
Unrecognized tax benefits	$ 1,835,000	$ 1,070,000	$ 1,070,000	$ 1,071,000																																																		$ 1,800,000	$ 1,100,000
Dividend withholding tax rate					10.00%
Undistributed earnings					272,200,000
Operating loss carryforward					14,100,000																																																					16,400,000	21,000,000
Operating loss carryforward which expire in year 2012					500,000
Operating loss carryforward which expire in year 2013					200,000
Operating loss carryforward which expire in year 2014					3,300,000
Operating loss carryforward which expire in year 2015					5,500,000
Operating loss carryforward which expire in year 2016					4,600,000
Operating loss carryforward, expiration year																																																								2012	2029
Statute of limitations period if the underpayment of taxes is due to computational errors					3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance					5 years
Underpayment of tax liability, special circumstance						100,000
Statute of limitations period, transfer pricing adjustment					10 years
Income tax return, examination period																																																												3 years	4 years

Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income tax expense	$ 16,606	$ 10,244	$ 5,144
China
Income Taxes [Line Items]
Current tax expense	14,108	9,991	8,290
Deferred tax expense	(1,292)	(1,651)	(1,923)
United States
Income Taxes [Line Items]
Current tax expense	117	67	5
Deferred tax expense	3,586	1,795	(1,282)
Other Countries
Income Taxes [Line Items]
Current tax expense	89	39	54
Deferred tax expense	$ (2)	$ 3

Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Inventory write down	$ 1,544	$ 201
Prepaid expenses and accruals	(49)	(69)
Target bonus accrual	1,615	1,646
Other	1,418	1,201
Subtotal	4,528	2,979
Noncurrent deferred tax assets:
Net operating loss carry-forward	9,345	12,520
Deferred lease credit and deferred rent	1,228	1,340
Fixed asset basis difference	(2,082)	(2,347)
Intangible asset basis difference	(494)	(1,038)
Other	502	412
Subtotal	8,499	10,887
Total deferred tax assets	13,027	13,866
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	68	228
Others	147
Subtotal	215	228
Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	2,293	14
Others	88	80
Subtotal	2,486	199
Total deferred tax liabilities	$ 2,701	$ 427

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	3.30%	(4.60%)	4.40%
Expenses not deductible for tax purposes
Entertainment expenses	0.20%	0.10%	0.10%
Other expenses	0.10%	(0.80%)	(1.80%)
Tax exemptions granted to the group			(1.30%)
Reduced tax rate impact	(10.40%)	(10.80%)	(15.70%)
Deferred tax effect due to tax rate change	(1.10%)	1.40%	(1.50%)
Tax true-up	(0.10%)	(0.20%)	(0.30%)
Effective tax rate	17.00%	10.10%	8.90%

Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Tax Holiday [Line Items]
Aggregate dollar effect	$ 745
Per share effect-basic
Income Tax Holiday [Line Items]
Per share effect	$ 0.001
Per share effect-diluted
Income Tax Holiday [Line Items]
Per share effect	$ 0.001

Roll-Forward of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 1,070	$ 1,071
Addition for tax positions related to the current period	1,065
Decrease due to the change of tax rate		(1)
Reduction due to lapse of statute of limitation	(300)
Balance at December 31	$ 1,835	$ 1,070

Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income from continuing operations	$ 80,979	$ 90,811	$ 53,432
Income from continuing operations attributable to holders of ordinary shares-basic	80,979	90,811	53,432
Loss from discontinued operations-net of tax			(558)
Income attributable to holders of ordinary shares-basic	80,979	90,811	52,874
Income attributable to holders of ordinary shares-diluted	$ 80,979	$ 90,811	$ 52,874
Weighted-average ordinary shares outstanding used in computing basic earnings per share	567,076,049	556,338,146	543,891,797
Plus: Shares from convertible notes, if converted	22,771,002	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	13,670,825	18,413,425	22,574,877
Shares used in calculating diluted earnings per share	603,517,876	597,522,573	589,237,676
Basic earnings per share from continuing operations	$ 0.14	$ 0.16	$ 0.1
Diluted earnings per share from continuing operations	$ 0.13	$ 0.15	$ 0.09
Basic loss per share from discontinued operations			$ 0
Diluted loss per share from discontinued operations			$ 0
Basic earnings per share	$ 0.14	$ 0.16	$ 0.1
Diluted earnings per share	$ 0.13	$ 0.15	$ 0.09

Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share (Detail) (Share options and nonvested restricted stock units granted)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share options and nonvested restricted stock units granted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	4,335,607	6,462,924	14,906,552

Distribution Of Profits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits [Line Items]
Appropriations to general reserves	$ 30.2	$ 28.9	$ 27.8
Restricted portion of registered net assets	$ 163.2

Employee Retirement Benefit Plan - Additional Information (Detail) (China, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
China
Defined Benefit Plan Disclosure [Line Items]
Cost of contributions to staff retirement plans	$ 7.8	$ 4.2	$ 2.9

Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 9.7	$ 8.2	$ 6.2
China
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	$ 14.9

Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 8,121
2013	7,372
2014	7,397
2015	6,504
2016 and thereafter	$ 22,732

Customers that Contributed Greater than 10% of Net Revenues (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A
Concentration Risk [Line Items]
Percentage of net revenue	15.30%	18.40%	14.40%
Customer B
Concentration Risk [Line Items]
Percentage of net revenue			10.90%
Customer C
Concentration Risk [Line Items]
Percentage of net revenue	10.70%

Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 407,177	$ 334,061	$ 270,019
Cost of revenues	(250,733)	(206,469)	(161,614)
Gross profit	156,444	127,592	108,405
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	332,001	294,856	249,909
Cost of revenues	(197,570)	(175,116)	(145,153)
Gross profit	134,431	119,740	104,756
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	75,176	39,205	20,110
Cost of revenues	(53,163)	(31,353)	(16,461)
Gross profit	$ 22,013	$ 7,852	$ 3,649

Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 407,459	$ 334,160	$ 270,161
Sales tax	(282)	(99)	(142)
Sales revenue, services	407,177	334,061	270,019
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	271,346	239,028	209,579
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	44,730	42,167	31,801
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 91,383	$ 52,965	$ 28,781

Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Sales revenue, services	$ 407,177	$ 334,061	$ 270,019
Discovery Services
Revenue from External Customer [Line Items]
Sales revenue, services	196,399	183,604	158,496
Development Services
Revenue from External Customer [Line Items]
Sales revenue, services	55,309	35,762	27,303
U.S. Testing Services
Revenue from External Customer [Line Items]
Sales revenue, services	80,293	75,490	64,110
Manufacturing services
Revenue from External Customer [Line Items]
Sales revenue, services	$ 75,176	$ 39,205	$ 20,110

Summary of Long-lived Asset by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 245,694	$ 205,547
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	227,513	188,863
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 18,181	$ 16,684

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Agency service fees	$ 0.1	$ 0.2	$ 0.1

Subsequent Events - Additional Information (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Feb. 24, 2012 Repurchase of Equity	Mar. 08, 2012 Repurchase of Equity	Feb. 13, 2012 Repurchase of Equity	Feb. 09, 2012 Conversion Of Debt	Mar. 15, 2012 New Contract Loan	Jan. 11, 2012 New Contract Loan	Mar. 13, 2012 Issuance of Debt Revolving Credit Facility	Jan. 30, 2012 Issuance of Debt Revolving Credit Facility
Subsequent Event [Line Items]
Note converted into ordinary shares							$ 35,000,000
Accrued interest converted into ordinary shares	864,000						900,000
Ordinary shares issue							22,770,991
Ordinary shares repurchased and cancelled				22,770,991
Per-ADS equivalent purchase price				$ 13
Discount ADS purchase price						5.00%
Share repurchase approval amount					30,000,000
Share repurchase approval period					18 months
Debt instrument, maximum borrowing capacity								1,600,000	4,000,000
Debt instrument, fixed interest rate								6.56%	4.29%
Debt instrument, maturity period								1 year	6 months
Line of credit facility, amount drawn		20,000,000								4,000,000	5,000,000
Line of credit facility, effective interest rate										4.09%	3.15%
Line of credit facility, terms for each respective draw-down											3 months
Line of credit facility, maximum borrowing capacity		$ 25,000,000	$ 20,000,000							$ 12,500,000	$ 25,000,000
Line of credit facility, maturity date										2012-05-13

Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 71,368	$ 115,401	$ 80,510	$ 56,624
Other current assets	10,605	12,145
Total current assets	335,100	244,916
Non-current assets:
Other non-current assets	19,469	3,221
Total assets	663,854	498,133
Current liabilities:
Short-term borrowings	28,661	263
Convertible notes - current	35,864
Accrued liabilities	20,913	20,548
Other tax payable	2,196	2,790
Other current liabilities	5,785	5,127
Total current liabilities	142,753	59,568
Non-current liabilities:
Convertible notes		35,864
Total liabilities	158,128	105,303
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated deficit	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830	280,133	230,876
Total liabilities and equity	663,854	498,133
Parent Company
Current assets:
Cash and cash equivalents	1,980	5,461	3,909	4,138
Dividends receivable	49,038	8,404
Other current assets	1,143	1,128
Total current assets	52,161	14,993
Non-current assets:
Investment in subsidiaries	511,913	415,271
Other non-current assets	115	189
Total assets	564,189	430,453
Current liabilities:
Short-term borrowings	20,000
Convertible notes - current	35,864
Accrued liabilities	494	762
Other tax payable	285	227
Other current liabilities	1,820	770
Total current liabilities	58,463	1,759
Non-current liabilities:
Convertible notes		35,864
Total liabilities	58,463	37,623
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated deficit	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830	280,133	230,876
Total liabilities and equity	$ 564,189	$ 430,453

Condensed Financial Statements - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	570,489,352	560,972,080
Ordinary shares, shares outstanding	570,489,352	560,972,080
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	570,489,352	560,972,080
Ordinary shares, shares outstanding	570,489,352	560,972,080

Condensed Financial Statements - Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating expenses:
Selling and marketing expenses	$ (10,271)		$ (9,086)		$ (7,447)
General and administrative expenses	(62,363)		(47,008)		(48,829)
Operating loss	(72,634)		(56,094)		(56,276)
Other income, net	8,509		28,410		6,776
Interest expense	(790)		(436)		(1,068)
Interest income	6,056		1,583		1,125
Income tax expense	(16,606)		(10,244)		(5,530)
Net income	80,979		90,811		52,874
Parent Company
Operating expenses:
Selling and marketing expenses			(75)
General and administrative expenses	(11,473)	[1]	(10,449)	[1]	(15,561)	[1]
Operating loss	(11,473)		(10,524)		(15,561)
Equity in earnings of subsidiaries	90,212		75,287		63,929
Other income, net	2,685		26,298		5,261
Interest expense	(445)		(250)		(756)
Interest income					1
Income before income taxes	80,979		90,811		52,874
Income tax expense
Net income	$ 80,979		$ 90,811		$ 52,874

[1]	General and administrative expenses include $2.6 million, $3.5 million and $3.5 million of share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively. These amounts have been classified as cost of revenues in the consolidated statements of operations for WuXi Pharmatech (Cayman) Inc.

Condensed Financial Statements - Statements Of Operations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 11,473	$ 10,085	$ 10,220
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	7,667	6,328	7,404
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	10,227	9,210	9,292
Parent Company | General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 3,500	$ 3,500	$ 2,600

Condensed Financial Statements - Equity (Deficit) And Comprehensive Income (Loss) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 392,830	$ 280,133	$ 230,876
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,172)
Issuance of ordinary shares pursuant to share option plan (in shares)	3,751,360
Issuance of ordinary shares pursuant to share option plan	1,637	2,363	1,419
Share-based compensation expense	11,473	10,085	10,220
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	505,726	392,830	280,133
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	392,830	280,133	230,876
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,172)
Issuance of ordinary shares pursuant to share option plan	1,637	2,363	1,419
Share-based compensation expense	11,473	10,085	10,220
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	505,726	392,830	280,133
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	560,972,080	550,609,256	529,385,590
Beginning Balance	11,219	11,012	10,588
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)			(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition			(82)
Issuance of ordinary shares pursuant to share option plan (in shares)	9,517,272	10,362,824	25,344,192
Issuance of ordinary shares pursuant to share option plan	191	207	506
Ending Balance (in shares)	570,489,352	560,972,080	550,609,256
Ending Balance	11,410	11,219	11,012
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	560,972,080	550,609,256	529,385,590
Beginning Balance	11,219	11,012	10,588
Cancellation of ordinary shares held in escrow in connection with acquisition (in shares)			(4,120,526)
Cancellation of ordinary shares held in escrow in connection with acquisition			(82)
Issuance of ordinary shares pursuant to share option plan (in shares)	9,517,272	10,362,824	25,344,192
Issuance of ordinary shares pursuant to share option plan	191	207	506
Ending Balance (in shares)	570,489,352	560,972,080	550,609,256
Ending Balance	11,410	11,219	11,012
Additional paid in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	332,913	320,672	324,629
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,090)
Issuance of ordinary shares pursuant to share option plan	1,446	2,156	913
Share-based compensation expense	11,473	10,085	10,220
Ending Balance	345,832	332,913	320,672
Additional paid in capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	332,913	320,672	324,629
Cancellation of ordinary shares held in escrow in connection with acquisition			(15,090)
Issuance of ordinary shares pursuant to share option plan	1,446	2,156	913
Share-based compensation expense	11,473	10,085	10,220
Ending Balance	345,832	332,913	320,672
Retained earnings (deficit)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	22,180	(68,631)	(121,505)
Net income	80,979	90,811	52,874
Ending Balance	103,159	22,180	(68,631)
Retained earnings (deficit) | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	22,180	(68,631)	(121,505)
Net income	80,979	90,811	52,874
Ending Balance	103,159	22,180	(68,631)
Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	26,518	17,080	17,164
Cumulative translation adjustment	18,807	9,438	(84)
Ending Balance	45,325	26,518	17,080
Accumulated other comprehensive income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	26,518	17,080	17,164
Cumulative translation adjustment	18,807	9,438	(84)
Ending Balance	45,325	26,518	17,080
Comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	100,249	52,790
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	99,786	100,249	52,790
Comprehensive income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	100,249	52,790
Cumulative translation adjustment	18,807	9,438	(84)
Net income	80,979	90,811	52,874
Ending Balance	$ 99,786	$ 100,249	$ 52,790

Condensed Financial Statements - Cash Flow Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 80,979	$ 90,811	$ 52,874
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	11,473	10,085	10,220
Loss (gain) on forward contracts marked to market	1,600	(2,258)	(481)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities:
Other current assets	(332)	(3,737)	1,317
Other non-current assets	237	2,888	6
Other taxes payable	184	(157)	(2,843)
Accrued liabilities	(1,698)	3,006	2,781
Net cash provided by (used in) operating activities	101,064	125,654	69,771
Investing activities:
Net cash used in investing activities	(178,534)	(61,802)	(73,776)
Financing activities:
Repayment of short-term bank borrowings	(27,500)	(34,374)	(59,579)
Proceeds from short-term bank borrowings	55,950		80,443
Net proceeds/payment from revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	29,772	(32,262)	27,986
Net increase (decrease) in cash and cash equivalents	(44,033)	34,891	23,886
Cash and cash equivalents at beginning of period	115,401	80,510	56,624
Cash and cash equivalents at end of period	71,368	115,401	80,510
Parent Company
Operating activities:
Net income	80,979	90,811	52,874
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	10,227	9,210	9,292
Equity in earnings of subsidiaries	(90,212)	(75,287)	(63,929)
Loss (gain) on forward contracts marked to market	1,199	(745)	(689)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities:
Other current assets	(163)	670	525
Other non-current assets	74	74	74
Other current liabilities		(1)	1
Other taxes payable	59	(425)	28
Accrued liabilities	(269)	(1,115)	526
Net cash provided by (used in) operating activities	1,894	23,192	(2,970)
Investing activities:
Long-term investment in subsidiaries	(32,012)	(14,003)	(22,432)
Dividends received from subsidiaries	5,000		13,754
Net cash used in investing activities	(27,012)	(14,003)	(8,678)
Financing activities:
Repayment of short-term bank borrowings		(10,000)	(10,000)
Proceeds from short-term bank borrowings	20,000		14,000
Net proceeds/payment from revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	21,637	(7,637)	11,419
Net increase (decrease) in cash and cash equivalents	(3,481)	1,552	(229)
Cash and cash equivalents at beginning of period	5,461	3,909	4,138
Cash and cash equivalents at end of period	1,980	5,461	3,909
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	$ 40,634

Schedule One - Additional Information (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	$ 5,000	$ 13,754
Dividends declared by subsidiaries	49,038		8,404
WuXi AppTec Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries	5,000	7,700
Dividends declared by subsidiaries	31,100
WuXi AppTec (Shanghai) Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends received from subsidiaries		6,000
Dividends declared by subsidiaries	$ 13,800